Annual Total Returns [BarChart] - MetLife Stock Index Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.84%
Annual Return 2012	15.76%
Annual Return 2013	32.02%
Annual Return 2014	13.36%
Annual Return 2015	1.17%
Annual Return 2016	11.67%
Annual Return 2017	21.54%
Annual Return 2018	(4.60%)
Annual Return 2019	31.15%
Annual Return 2020	18.10%